UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-04643

Volumetric Fund, Inc.

Exact name of registrant as specified in charter

87 Violet Drive, Pearl River, New York 10965

(Address of principal executive offices)(Zip code)

Jeffrey Gibs

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: 845-623-7637

Date of fiscal year end: 12/31/19

Date of reporting period: 7/1/19 to 6/30/20

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (subsections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX/A in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX/A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. subsection 3507.

Item 1.

Proxy Voting Record.

Meeting IssuerMeet Type Vote For/AgnstRecord Shares

DateAgenda ItemsCUSIP (Ticker)Prop TypeCastMRVDateVoted

Account # 19-9526

01-23-2020AIR PRODUCTS AND CHEMICALS, INC.009158106(APD)ANNUAL MEETING                                    11-29-20192400.0000

Voted By:vas_adminVote Date :01-03-2020

1a   Elect Director Susan K. CarterMgmtForFor

1b   Elect Director Charles I. CogutMgmtForFor

1c   Elect Director Chadwick C. DeatonMgmtForFor

1d   Elect Director Seifollah (Seifi) GhasemiMgmtForFor

1e   Elect Director David H. Y. HoMgmtForFor

1f   Elect Director Margaret G. McGlynnMgmtForFor

1g   Elect Director Edward L. MonserMgmtForFor

1h   Elect Director Matthew H. PaullMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

Account # 19-9526

06-03-2020ALPHABET INC.02079K305(GOOGL)ANNUAL MEETING                                    04-07-2020350.0000

Voted By:VAS_adminVote Date :05-26-2020

1.1Election of Director(s) - Larry Page                                        MgmtForFor

1.2Election of Director(s) - Sergey Brin                                       MgmtForFor

1.3Election of Director(s) - Sundar Pichai                                     MgmtForFor

1.4Election of Director(s) - John L. Hennessy                                  MgmtForFor

1.5Election of Director(s) - Frances H. Arnold                                 MgmtForFor

1.6Election of Director(s) - L. John Doerr                                     MgmtForFor

1.7Election of Director(s) - Roger W. Ferguson, Jr.                            MgmtForFor

1.8Election of Director(s) - Ann Mather                                        MgmtForFor

1.9Election of Director(s) - Alan R. Mulally                                   MgmtForFor

1.10Election of Director(s) - K. Ram Shriram                                    MgmtForFor

1.11Election of Director(s) - Robin L. Washington                               MgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Amend Omnibus Stock PlanMgmtForFor

4    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

5    Approve Recapitalization Plan for all Stock to Have One-vote per ShareShldrAgainstFor

6    Report on Arbitration of Employment-Related ClaimsShldrAgainstFor

7    Establish Human Rights Risk Oversight CommitteeShldrAgainstFor

8    Require Shareholder Approval of Bylaw Amendments Adopted by the Board of DirectorsShldrAgainstFor

9    Assess Feasibility of Including Sustainability as a Performance Measure for Senior Executive CompensationShldrAgainstFor

10   Report on Takedown RequestsShldrAgainstFor

11   Require a Majority Vote for the Election of DirectorsShldrAgainstFor

12   Report on Gender/Racial Pay GapShldrAgainstFor

13   Require Independent Director Nominee with Human and/or Civil Rights ExperienceShldrAgainstFor

14   Report on Whistleblower Policies and PracticesShldrAgainstFor

Account # 19-9526

05-27-2020AMAZON.COM, INC.023135106(AMZN)ANNUAL MEETING                                    04-02-2020350.0000

Voted By:VAS_adminVote Date :05-14-2020

1a   Elect Director Jeffrey P. BezosMgmtForFor

1b   Elect Director Rosalind G. BrewerMgmtForFor

1c   Elect Director Jamie S. GorelickMgmtForFor

1d   Elect Director Daniel P. HuttenlocherMgmtForFor

1e   Elect Director Judith A. McGrathMgmtForFor

1f   Elect Director Indra K. NooyiMgmtForFor

1g   Elect Director Jonathan J. RubinsteinMgmtForFor

1h   Elect Director Thomas O. RyderMgmtForFor

1i   Elect Director Patricia Q. StonesiferMgmtForFor

1j   Elect Director Wendell P. WeeksMgmtForFor

2    Ratify Ernst & Young LLP as AuditorMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Reduce Ownership Threshold for Shareholders to Call Special MeetingMgmtForFor

5    Report on Management of Food WasteShldrAgainstFor

6    Report on Costumer Use of Certain TechnologiesShldrAgainstFor

7    Report on Potential Costumer Misuse of Certain TechnologiesShldrAgainstFor

8    Report on Products Promoting Hate Speech and Sales of Offensive ProductsShldrAgainstFor

9    Require Independent Board ChairmanShldrAgainstFor

10   Report on Global Median Gender/Racial Pay GapShldrAgainstFor

11   Report on Reducing Environmental and Health Harms to Communities of ColorShldrAgainstFor

12   Report on Viewpoint DiscriminationShldrAgainstFor

13   Report on Promotion Velocity ShldrAgainstFor

14   Reduce Ownership Threshold for Shareholders to Call Special MeetingShldrAgainstFor

15   Human Rights Risk AssessmentShldrAgainstFor

16   Report on Lobbying Payments and PolicyShldrAgainstFor

Account # 19-9526

04-21-2020AMERICAN ELECTRIC POWER COMPANY, INC.025537101(AEP)ANNUAL MEETING                                    02-24-20204500.0000

Voted By:VAS_adminVote Date :03-25-2020

1.1  Election of Director: Nicholas K. AkinsMgmtForFor

1.2  Election of Director: David J. AndersonMgmtForFor

1.3  Election of Director: J. Barnie Beasley, Jr.MgmtForFor

1.4  Election of Director: Ralph D. Crosby, Jr.MgmtForFor

1.5  Election of Director: Art A. GarciaMgmtForFor

1.6  Election of Director: Linda A. GoodspeedMgmtForFor

1.7  Election of Director: Thomas E. HoaglinMgmtForFor

1.8  Election of Director: Sandra Beach LinMgmtForFor

1.9  Election of Director: Margaret M. McCarthyMgmtForFor

1.10 Election of Director: Richard C. NotebaertMgmtForFor

1.11 Election of Director: Stephen S. RasmussenMgmtForFor

1.12 Election of Director: Oliver G. Richard IIIMgmtForFor

1.13 Election of Director: Sara Martinez TuckerMgmtForFor

2    Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.MgmtFor For

3    Advisory approval of the Company's executive compensation.MgmtForFor

Account # 19-9526

05-06-2020AMETEK, INC.031100100(AME)ANNUAL MEETING                                    03-23-20206200.0000

Voted By:vas_adminVote Date :05-05-2020

1a   Elect Director Thomas A. AmatoMgmtForFor

1b   Elect Director Anthony J. ContiMgmtForFor

1c   Elect Director Gretchen W. McClainMgmtForFor

2    Approve Omnibus Stock PlanMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Ratify Ernst & Young LLP as AuditorsMgmtForFor

Account # 19-9526

03-11-2020ANALOG DEVICES, INC.032654105(ADI)ANNUAL MEETING                                    01-06-20203600.0000

Voted By:vas_adminVote Date :02-11-2020

1a   Elect Director Ray StataMgmtForFor

1b   Elect Director Vincent RocheMgmtForFor

1c   Elect Director James A. ChampyMgmtForFor

1d   Elect Director Anantha P. ChandrakasanMgmtForFor

1e   Elect Director Bruce R. EvansMgmtForFor

1f   Elect Director Edward H. FrankMgmtForFor

1g   Elect Director Karen M. GolzMgmtForFor

1h   Elect Director Mark M. LittleMgmtForFor

1i   Elect Director Kenton J. SicchitanoMgmtForFor

1j   Elect Director Susie WeeMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Approve Omnibus Stock PlanMgmtForFor

4    Ratify Ernst & Young LLP as AuditorsMgmtForFor

Account # 19-9526

02-26-2020APPLE, INC.037833100(AAPL)ANNUAL MEETING                                    01-02-20202400.0000

Voted By:vas_adminVote Date :01-27-2020

1a   Elect Director James BellMgmtForFor

1b   Elect Director Tim CookMgmtForFor

1c   Elect Director Al GoreMgmtForFor

1d   Elect Director Andrea JungMgmtForFor

1e   Elect Director Art LevinsonMgmtForFor

1f   Elect Director Ron SugarMgmtForFor

1g   Elect Director Sue WagnerMgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Proxy Access AmendmentsShldrAgainstFor

5    Assess Feasibility of Including Sustainability as a Performance Measure for Senior Executive CompensationShldrAgainstFor

6    Report on Freedom of Expression and Access to Information PoliciesShldrAgainstFor

Account # 19-9526

03-12-2020APPLIED MATERIALS, INC.038222105(AMAT)ANNUAL MEETING                                    01-16-20209600.0000

Voted By:vas_adminVote Date :02-12-2020

1a   Elect Director Judy BrunerMgmtForFor

1b   Elect Director Xun (Eric) ChenMgmtForFor

1c   Elect Director Aart J. de GeusMgmtForFor

1d   Elect Director Gary E. DickersonMgmtForFor

1e   Elect Director Stephen R. ForrestMgmtForFor

1f   Elect Director Thomas J. IannottiMgmtForFor

1g   Elect Director Alexander A. KarsnerMgmtForFor

1h   Elect Director Adrianna C. MaMgmtForFor

1i   Elect Director Yvonne McGillMgmtForFor

1j   Elect Director Scott A. McGregorMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

4    Provide Right to Act by Written ConsentMgmtForFor

Account # 19-9526

04-24-2020AT&T INC.00206R102(T)ANNUAL MEETING                                    02-26-202010500.0000

Voted By:VAS_adminVote Date :03-26-2020

1.1  Elect Director Randall L. StephensonMgmtForFor

1.2  Elect Director Samuel A. Di Piazza, Jr.MgmtForFor

1.3  Elect Director Richard W. FisherMgmtForFor

1.4  Elect Director Scott T. FordMgmtForFor

1.5  Elect Director Glenn H. HutchinsMgmtForFor

1.6  Elect Director William E. KennardMgmtForFor

1.7  Elect Director Debra L. LeeMgmtForFor

1.8  Elect Director Stephen J. LuczoMgmtForFor

1.9  Elect Director Michael B. McCallisterMgmtForFor

1.10 Elect Director Beth E. MooneyMgmtForFor

1.11 Elect Director Matthew K. RoseMgmtForFor

1.12 Elect Director Cynthia B. TaylorMgmtForFor

1.13 Elect Director Geoffrey Y. YangMgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Require Independent Board ChairmanShldrAgainstFor

5    Approve Nomination of Employee Representative DirectorShldrAgainstFor

6    Improve Guiding Principles of Executive CompensationShldrAgainstFor

Account # 19-9526

02-05-2020ATMOS ENERGY CORPORATION049560105(ATO)ANNUAL MEETING                                    12-13-20192300.0000

Voted By:vas_adminVote Date :01-30-2020

1a   Elect Director J. Kevin AkersMgmtForFor

1b   Elect Director Robert W. BestMgmtForFor

1c   Elect Director Kim R. CocklinMgmtForFor

1d   Elect Director Kelly H. ComptonMgmtForFor

1e   Elect Director Sean DonohueMgmtForFor

1f   Elect Director Rafael G. GarzaMgmtForFor

1g   Elect Director Richard K. GordonMgmtForFor

1h   Elect Director Robert C. GrableMgmtForFor

1i   Elect Director Nancy K. QuinnMgmtForFor

1j   Elect Director Richard A. SampsonMgmtForFor

1k   Elect Director Stephen R. SpringerMgmtForFor

1l   Elect Director Diana J. WaltersMgmtForFor

1m   Elect Director Richard Ware, IIMgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

11-12-2019AUTOMATIC DATA PROCESSING, INC.053015103(ADP)ANNUAL MEETING                                    09-13-20193300.0000

Voted By:vas_adminVote Date :10-11-2019

1a   Election of Director: Peter BissonMgmtForFor

1b   Election of Director: Richard T. ClarkMgmtForFor

1c   Election of Director: R. Glenn HubbardMgmtForFor

1d   Election of Director: John P. JonesMgmtForFor

1e   Election of Director: Francine S. KatsoudasMgmtForFor

1f   Election of Director: Thomas J. LynchMgmtForFor

1g   Election of Director: Scott F. PowersMgmtForFor

1h   Election of Director: William J. ReadyMgmtForFor

1i   Election of Director: Carlos A. RodriguezMgmtForFor

1j   Election of Director: Sandra S. WijnbergMgmtForFor

2    Advisory Vote on Executive Compensation.MgmtForFor

3    Ratification of the Appointment of Auditors.MgmtForFor

Account # 19-9526

05-21-2020BLACKROCK, INC.09247X101(BLK)ANNUAL MEETING                                    03-23-2020900.0000

Voted By:VAS_adminVote Date :05-13-2020

1a   Elect Director Bader M. AlsaadMgmtForFor

1b   Elect Director Mathis CabiallavettaMgmtForFor

1c   Elect Director Pamela DaleyMgmtForFor

1d   Elect Director William S. DemchakMgmtForFor

1e   Elect Director Jessica P. EinhornMgmtForFor

1f   Elect Director Laurence D. FinkMgmtForFor

1g   Elect Director William E. FordMgmtForFor

1h   Elect Director Fabrizio FredaMgmtForFor

1i   Elect Director Murry S. GerberMgmtForFor

1j   Elect Director Margaret L. JohnsonMgmtForFor

1k   Elect Director Robert S. KapitoMgmtForFor

1l   Elect Director Cheryl D. MillsMgmtForFor

1m   Elect Director Gordon M. NixonMgmtForFor

1n   Elect Director Charles H. RobbinsMgmtForFor

1o   Elect Director Marco Antonio Slim DomitMgmtForFor

1p   Elect Director Susan L. WagnerMgmtForFor

1q   Elect Director Mark WilsonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte LLP as AuditorsMgmtForFor

4    Report on the Statement on the Purpose of a CorporationShldrAgainstFor

Account # 19-9526

11-14-2019BROADRIDGE FINANCIAL SOLUTIONS, INC.11133T103(BR)ANNUAL MEETING                                    09-19-20193900.0000

Voted By:vas_adminVote Date :10-16-2019

1a   Election of Director: Leslie A. BrunMgmtForFor

1b   Election of Director: Pamela L. CarterMgmtForFor

1c   Election of Director: Richard J. DalyMgmtForFor

1d   Election of Director: Robert N. DuelksMgmtForFor

1e   Election of Director: Timothy C. GokeyMgmtForFor

1f   Election of Director: Brett A. KellerMgmtForFor

1g   Election of Director: Maura A. MarkusMgmtForFor

1h   Election of Director: Thomas J. PernaMgmtForFor

1i   Election of Director: Alan J. WeberMgmtForFor

1j   Election of Director: Amit K. ZaveryMgmtForFor

2    Advisory vote to approve the compensation of the Company's Named Executive Officers (the Say on Pay Vote).MgmtForFor

3    To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants for the fiscal year ending June 30, 2020.MgmtForFor

Account # 19-9526

11-06-2019CARDINAL HEALTH, INC.14149Y108(CAH)ANNUAL MEETING                                    09-09-20197300.0000

Voted By:vas_adminVote Date :10-01-2019

1.1  Election of Director: Colleen F. ArnoldMgmtForFor

1.2  Election of Director: Carrie S. CoxMgmtForFor

1.3  Election of Director: Calvin DardenMgmtForFor

1.4  Election of Director: Bruce L. DowneyMgmtForFor

1.5  Election of Director: Patricia A. Hemingway HallMgmtForFor

1.6  Election of Director: Akhil JohriMgmtForFor

1.7  Election of Director: Michael C. KaufmannMgmtForFor

1.8  Election of Director: Gregory B. KennyMgmtForFor

1.9  Election of Director: Nancy KilleferMgmtForFor

1.10 Election of Director: J. Michael LoshMgmtForFor

1.11 Election of Director: Dean A. ScarboroughMgmtForFor

1.12 Election of Director: John H. WeilandMgmtForFor

2    To ratify the appointment of Ernst & Young LLP as our independent auditor for the fiscal year ending June 30, 2020.MgmtForFor

3    To approve, on a non-binding advisory basis, the compensation of our named executive officers.MgmtForFor

Account # 19-9526

04-30-2020CHURCH & DWIGHT CO., INC.171340102(CHD)ANNUAL MEETING                                    03-03-20205300.0000

Voted By:VAS_adminVote Date :04-07-2020

1a   Elect Director James R. CraigieMgmtForFor

1b   Elect Director Bradley C. IrwinMgmtForFor

1c   Elect Director Penry W. PriceMgmtForFor

1d   Elect Director Janet S. VergisMgmtForFor

1e   Elect Director Arthur B. WinkleblackMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Provide Right to Call Special MeetingMgmtForFor

4    Eliminate Supermajority Vote Requirement to Amend Certain ProvisionsMgmtForFor

5    Approve Advance Notice RequirementMgmtForFor

6    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

Account # 19-9526

10-29-2019CINTAS CORPORATION172908105(CTAS)ANNUAL MEETING                                    09-04-20193800.0000

Voted By:vas_adminVote Date :09-30-2019

1a   Election of Director: Gerald S. AdolphMgmtForFor

1b   Election of Director: John F. BarrettMgmtForFor

1c   Election of Director: Melanie W. BarstadMgmtForFor

1d   Election of Director: Karen L. CarnahanMgmtForFor

1e   Election of Director: Robert E. ColettiMgmtForFor

1f   Election of Director: Scott D. FarmerMgmtForFor

1g   Election of Director: James J. JohnsonMgmtForFor

1h   Election of Director: Joseph ScaminaceMgmtForFor

1i   Election of Director: Ronald W. TysoeMgmtForFor

2    To approve, on an advisory basis, named executive officer compensation.MgmtForFor

3    To ratify Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2020.MgmtForFor

4    A shareholder proposal requesting the Company provide an annual report on political contributions, if properly presented at the meeting.ShldrAgainstFor

Account # 19-9526

12-10-2019CISCO SYSTEMS, INC.17275R102(CSCO)ANNUAL MEETING                                    10-11-201910400.0000

Voted By:vas_adminVote Date :11-04-2019

1a   Election of Director: M. Michele BurnsMgmtForFor

1b   Election of Director: Wesley G. BushMgmtForFor

1c   Election of Director: Michael D. CapellasMgmtForFor

1d   Election of Director: Mark GarrettMgmtForFor

1e   Election of Director: Dr. Kristina M. JohnsonMgmtForFor

1f   Election of Director: Roderick C. McGearyMgmtForFor

1g   Election of Director: Charles H. RobbinsMgmtForFor

1h   Election of Director: Arun SarinMgmtForFor

1i   Election of Director: Brenton L. SaundersMgmtForFor

1j   Election of Director: Carol B. TomeMgmtForFor

2    Approval, on an advisory basis, of executive compensation.MgmtForFor

3    Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2020.MgmtForFor

4    Approval to have Cisco's Board adopt a policy to have an independent Board chairman.ShldrAgainstFor

Account # 19-9526

01-22-2020COSTCO WHOLESALE CORPORATION22160K105(COST)ANNUAL MEETING                                    11-18-20192200.0000

Voted By:vas_adminVote Date :01-03-2020

1.1Election of Director(s) - Susan L. Decker                                   MgmtForFor

1.2Election of Director(s) - Richard A. Galanti                                MgmtForFor

1.3Election of Director(s) - Sally Jewell                                      MgmtForFor

1.4Election of Director(s) - Charles T. Munger                                 MgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Amend Articles of Incorporation to Provide Directors May Be Removed With or Without CauseMgmtForFor

5    Disclose Board Diversity and Qualifications MatrixShldrAgainstFor

Account # 19-9526

05-01-2020DISH NETWORK CORPORATION25470M109(DISH)ANNUAL MEETING                                    03-10-202011100.0000

Voted By:VAS_adminVote Date :04-07-2020

1.1Election of Director(s) - Kathleen Q. Abernathy                             MgmtForFor

1.2Election of Director(s) - George R. Brokaw                                  MgmtForFor

1.3Election of Director(s) - James DeFranco                                    MgmtForFor

1.4Election of Director(s) - Cantey M. Ergen                                   MgmtForFor

1.5Election of Director(s) - Charles W. Ergen                                  MgmtForFor

1.6Election of Director(s) - Afshin Mohebbi                                    MgmtForFor

1.7Election of Director(s) - Tom A. Ortolf                                     MgmtForFor

1.8Election of Director(s) - Joseph T. Proietti                                MgmtForFor

1.9Election of Director(s) - Carl E. Vogel                                     MgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Amend Qualified Employee Stock Purchase PlanMgmtForFor

4    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

05-07-2020E*TRADE FINANCIAL CORPORATION269246401(ETFC)ANNUAL MEETING                                    03-11-20208800.0000

Voted By:VAS_adminVote Date :05-01-2020

1a   Elect Director Richard J. CarboneMgmtForFor

1b   Elect Director Robert J. ChersiMgmtForFor

1c   Elect Director Jaime W. EllertsonMgmtForFor

1d   Elect Director James P. HealyMgmtForFor

1e   Elect Director Kevin T. KabatMgmtForFor

1f   Elect Director James LamMgmtForFor

1g   Elect Director Rodger A. LawsonMgmtForFor

1h   Elect Director Shelley B. LeibowitzMgmtForFor

1i   Elect Director Michael A. PizziMgmtForFor

1j   Elect Director Rebecca SaegerMgmtForFor

1k   Elect Director Donna L. WeaverMgmtForFor

1l   Elect Director Joshua A. WeinreichMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

4    Adopt Simple Majority VoteShldrAbstain

Account # 19-9526

05-07-2020ECOLAB INC.278865100(ECL)ANNUAL MEETING                                    03-09-20202100.0000

Voted By:VAS_adminVote Date :04-07-2020

1a   Elect Director Douglas M. Baker, Jr.MgmtForFor

1b   Elect Director Shari L. BallardMgmtForFor

1c   Elect Director Barbara J. BeckMgmtForFor

1d   Elect Director Jeffrey M. EttingerMgmtForFor

1e   Elect Director Arthur J. HigginsMgmtForFor

1f   Elect Director Michael LarsonMgmtForFor

1g   Elect Director David W. MacLennanMgmtForFor

1h   Elect Director Tracy B. McKibbenMgmtForFor

1i   Elect Director Lionel L. Nowell, IIIMgmtForFor

1j   Elect Director Victoria J. ReichMgmtForFor

1k   Elect Director Suzanne M. VautrinotMgmtForFor

1l   Elect Director John J. ZillmerMgmtForFor

2    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Amend Proxy Access RightShldrAgainstFor

Account # 19-9526

05-05-2020EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.302130109(EXPD)ANNUAL MEETING                                    03-10-20206200.0000

Voted By:VAS_adminVote Date :04-09-2020

1.1  Elect Director Robert R. WrightMgmtForFor

1.2  Elect Director Glenn M. AlgerMgmtForFor

1.3  Elect Director Robert P. CarlileMgmtForFor

1.4  Elect Director James "Jim" M. DuBoisMgmtForFor

1.5  Elect Director Mark A. EmmertMgmtForFor

1.6  Elect Director Diane H. GulyasMgmtForFor

1.7  Elect Director Jeffrey S. MusserMgmtForFor

1.8  Elect Director Liane J. PelletierMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Amend Omnibus Stock PlanMgmtForFor

4    Ratify KPMG LLP as AuditorsMgmtForFor

5    Adopt a Policy on Board DiversityShldrAgainstFor

Account # 19-9526

05-28-2020FIDELITY NATIONAL INFORMATION SERVICES, INC.31620M106(FIS)ANNUAL MEETING                                    04-01-20203000.0000

Voted By:VAS_adminVote Date :05-14-2020

1a   Elect Director Lee AdreanMgmtForFor

1b   Elect Director Ellen R. AlemanyMgmtForFor

1c   Elect Director Lisa A. HookMgmtForFor

1d   Elect Director Keith W. HughesMgmtForFor

1e   Elect Director Gary L. LauerMgmtForFor

1f   Elect Director Gary A. NorcrossMgmtForFor

1g   Elect Director Louise M. ParentMgmtForFor

1h   Elect Director Brian T. SheaMgmtForFor

1i   Elect Director James B. Stallings, Jr.MgmtForFor

1j   Elect Director Jeffrey E. StieflerMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

Account # 19-9526

04-16-2020FLIR SYSTEMS, INC.302445101(FLIR)ANNUAL MEETING                                    02-28-20207800.0000

Voted By:VAS_adminVote Date :03-24-2020

1a   Elect Director James J. CannonMgmtForFor

1b   Elect Director John D. CarterMgmtForFor

1c   Elect Director William W. CrouchMgmtForFor

1d   Elect Director Catherine A. HalliganMgmtForFor

1e   Elect Director Earl R. LewisMgmtForFor

1f   Elect Director Angus L. MacdonaldMgmtForFor

1g   Elect Director Michael T. SmithMgmtForFor

1h   Elect Director Cathy A. StaufferMgmtForFor

1i   Elect Director Robert S. TyrerMgmtForFor

1j   Elect Director John W. Wood, Jr.MgmtForFor

1k   Elect Director Steven E. WynneMgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Change State of Incorporation Oregon to DelawareMgmtForFor

Account # 19-9526

04-28-2020FMC CORPORATION302491303(FMC)ANNUAL MEETING                                    03-04-20207300.0000

Voted By:VAS_adminVote Date :04-01-2020

1a   Elect Director Pierre BrondeauMgmtForFor

1b   Elect Director Eduardo E. CordeiroMgmtForFor

1c   Elect Director Mark DouglasMgmtForFor

1d   Elect Director C. Scott GreerMgmtForFor

1e   Elect Director K'Lynne JohnsonMgmtForFor

1f   Elect Director Dirk A. KempthorneMgmtForFor

1g   Elect Director Paul J. NorrisMgmtForFor

1h   Elect Director Margareth OvrumMgmtForFor

1i   Elect Director Robert C. PallashMgmtForFor

1j   Elect Director William H. PowellMgmtForFor

1k   Elect Director Vincent R. Volpe, Jr.MgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

04-30-2020GLOBE LIFE INC.37959E102(GL)ANNUAL MEETING                                    03-03-20204500.0000

Voted By:vas_adminVote Date :04-03-2020

1.1  Elect Director Charles E. AdairMgmtForFor

1.2  Elect Director Linda L. AddisonMgmtForFor

1.3  Elect Director Marilyn A. AlexanderMgmtForFor

1.4  Elect Director Cheryl D. AlstonMgmtForFor

1.5  Elect Director Jane M. BuchanMgmtForFor

1.6  Elect Director Gary L. ColemanMgmtForFor

1.7  Elect Director Larry M. HutchisonMgmtForFor

1.8  Elect Director Robert W. IngramMgmtForFor

1.9  Elect Director Steven P. JohnsonMgmtForFor

1.10 Elect Director Darren M. RebelezMgmtForFor

1.11 Elect Director Mary E. ThigpenMgmtForFor

2    Ratify Deloitte & Touche LLP as AuditorMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

04-27-2020HONEYWELL INTERNATIONAL INC.438516106(HON)ANNUAL MEETING                                    02-28-20202700.0000

Voted By:VAS_adminVote Date :03-27-2020

1A   Elect Director Darius AdamczykMgmtForFor

1B   Elect Director Duncan B. AngoveMgmtForFor

1C   Elect Director William S. AyerMgmtForFor

1D   Elect Director Kevin BurkeMgmtForFor

1E   Elect Director D. Scott DavisMgmtForFor

1F   Elect Director Linnet F. DeilyMgmtForFor

1G   Elect Director Deborah FlintMgmtForFor

1H   Elect Director Judd GreggMgmtForFor

1I   Elect Director Clive HollickMgmtForFor

1J   Elect Director Grace D. LiebleinMgmtForFor

1K   Elect Director Raymond T. OdiernoMgmtForFor

1L   Elect Director George PazMgmtForFor

1M   Elect Director Robin L. WashingtonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorMgmtForFor

4    Require Shareholder Approval of Bylaw Amendments Adopted by the Board of DirectorsShldrAgainstFor

5    Report on Lobbying Payments and PolicyShldrAgainstFor

Account # 19-9526

05-12-2020HP INC.40434L105(HPQ)ANNUAL MEETING                                    03-25-202014000.0000

Voted By:VAS_adminVote Date :05-05-2020

1.1Election of Director(s) - Aida M. Alvarez                                   MgmtForFor

1.2Election of Director(s) - Shumeet Banerji                                   MgmtForFor

1.3Election of Director(s) - Robert R. Bennett                                 MgmtForFor

1.4Election of Director(s) - Charles "Chip" V. Bergh                           MgmtForFor

1.5Election of Director(s) - Stacy Brown-Philpot                               MgmtForFor

1.6Election of Director(s) - Stephanie A. Burns                                MgmtForFor

1.7Election of Director(s) - Mary Anne Citrino                                 MgmtForFor

1.8Election of Director(s) - Richard L. Clemmer                                MgmtForFor

1.9Election of Director(s) - Enrique Lores                                     MgmtForFor

1.10Election of Director(s) - Yoky Matsuoka                                     MgmtForFor

1.11Election of Director(s) - Stacey Mobley                                     MgmtForFor

1.12Election of Director(s) - Subra Suresh                                      MgmtForFor

2    Ratify Ernst & Young LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Approve Qualified Employee Stock Purchase PlanMgmtForFor

5    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

01-14-2020JACOBS ENGINEERING GROUP INC.469814107(JEC)ANNUAL MEETING                                    11-21-20196200.0000

Voted By:vas_adminVote Date :01-03-2020

1a   Elect Director Steven J. DemetriouMgmtForFor

1b   Elect Director Christopher M.T. ThompsonMgmtForFor

1c   Elect Director Joseph R. BronsonMgmtForFor

1d   Elect Director Robert C. Davidson, Jr.MgmtForFor

1e   Elect Director Ralph E. EberhartMgmtForFor

1f   Elect Director Georgette D. KiserMgmtForFor

1g   Elect Director Linda Fayne LevinsonMgmtForFor

1h   Elect Director Barbara L. LoughranMgmtForFor

1i   Elect Director Robert A. McNamaraMgmtForFor

1j   Elect Director Peter J. RobertsonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

Account # 19-9526

04-23-2020JOHNSON & JOHNSON478160104(JNJ)ANNUAL MEETING                                    02-25-20202900.0000

Voted By:VAS_adminVote Date :03-26-2020

1a   Elect Director Mary C. BeckerleMgmtForFor

1b   Elect Director D. Scott DavisMgmtForFor

1c   Elect Director Ian E. L. DavisMgmtForFor

1d   Elect Director Jennifer A. DoudnaMgmtForFor

1e   Elect Director Alex GorskyMgmtForFor

1f   Elect Director Marillyn A. HewsonMgmtForFor

1g   Elect Director Hubert JolyMgmtForFor

1h   Elect Director Mark B. McClellanMgmtForFor

1i   Elect Director Anne M. MulcahyMgmtForFor

1j   Elect Director Charles PrinceMgmtForFor

1k   Elect Director A. Eugene WashingtonMgmtForFor

1l   Elect Director Mark A. WeinbergerMgmtForFor

1m   Elect Director Ronald A. WilliamsMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

4    Amend Certificate of Incorporation to Permit Removal of Directors With or Without CauseMgmtForFor

5    Require Independent Board ChairShldrAgainstFor

6    Report on Governance Measures Implemented Related to OpioidsShldrAgainstFor

Account # 19-9526

05-19-2020JPMORGAN CHASE & CO.46625H100(JPM)ANNUAL MEETING                                    03-20-20203500.0000

Voted By:VAS_adminVote Date :05-04-2020

1a   Elect Director Linda B. BammannMgmtForFor

1b   Elect Director Stephen B. BurkeMgmtForFor

1c   Elect Director Todd A. CombsMgmtForFor

1d   Elect Director James S. CrownMgmtForFor

1e   Elect Director James DimonMgmtForFor

1f   Elect Director Timothy P. FlynnMgmtForFor

1g   Elect Director Mellody HobsonMgmtForFor

1h   Elect Director Michael A. NealMgmtForFor

1i   Elect Director Lee R. RaymondMgmtForFor

1j   Elect Director Virginia M. RomettyMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify PricewaterhouseCoopers LLP as AuditorMgmtForFor

4    Require Independent Board ChairShldrAgainstFor

5    Report on Reputational Risk Related to Canadian Oil Sands, Oil Sands Pipeline Companies and Arctic Oil and Gas Exploration and ProductionShldrAgainstFor

6    Report on Climate ChangeShldrAgainstFor

7    Amend Shareholder Written Consent ProvisionsShldrAgainstFor

8    Report on Charitable ContributionsShldrAgainstFor

9    Report on Gender/Racial Pay GapShldrAgainstFor

Account # 19-9526

10-25-2019L3HARRIS TECHNOLOGIES, INC.502431109(LHX)ANNUAL MEETING                                    08-30-20195100.0000

Voted By:vas_adminVote Date :09-20-2019

1a   Election of Director: Sallie B. BaileyMgmtForFor

1b   Election of Director: William M. BrownMgmtForFor

1c   Election of Director: Peter W. ChiarelliMgmtForFor

1d   Election of Director: Thomas A. CorcoranMgmtForFor

1e   Election of Director: Thomas A. DattiloMgmtForFor

1f   Election of Director: Roger B. FradinMgmtForFor

1g   Election of Director: Lewis Hay IIIMgmtForFor

1h   Election of Director: Lewis KramerMgmtForFor

1i   Election of Director: Christopher E. KubasikMgmtForFor

1j   Election of Director: Rita S. LaneMgmtForFor

1k   Election of Director: Robert B. MillardMgmtForFor

1l   Election of Director: Lloyd W. NewtonMgmtForFor

2    Advisory Vote to Approve the Compensation of Named Executive Officers as Disclosed in the Proxy StatementMgmtForFor

3    Ratification of Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for the fiscal transition period ending January 3, 2020MgmtForFor

Account # 19-9526

04-24-2020L3HARRIS TECHNOLOGIES, INC.502431109(LHX)ANNUAL MEETING                                    02-28-20202500.0000

Voted By:VAS_adminVote Date :03-27-2020

1a   Elect Director Sallie B. BaileyMgmtForFor

1b   Elect Director William M. BrownMgmtForFor

1c   Elect Director Peter W. ChiarelliMgmtForFor

1d   Elect Director Thomas A. CorcoranMgmtForFor

1e   Elect Director Thomas A. DattiloMgmtForFor

1f   Elect Director Roger B. FradinMgmtForFor

1g   Elect Director Lewis Hay, IIIMgmtForFor

1h   Elect Director Lewis KramerMgmtForFor

1i   Elect Director Christopher E. KubasikMgmtForFor

1j   Elect Director Rita S. LaneMgmtForFor

1k   Elect Director Robert B. MillardMgmtForFor

1l   Elect Director Lloyd W. NewtonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

4    Eliminate Supermajority Vote Requirement and Fair Price Requirements for Business CombinationsMgmtForFor

5    Amend Certificate of Incorporation to Eliminate the Anti-Greenmail ProvisionMgmtForFor

6    Amend Certificate of Incorporation to Eliminate Cumulative Voting ProvisionMgmtForFor

7    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

04-07-2020LENNAR CORPORATION526057104(LEN)ANNUAL MEETING                                    02-10-20208600.0000

Voted By:VAS_AdminVote Date :03-09-2020

1a   Elect Director Rick BeckwittMgmtForFor

1b   Elect Director Irving BolotinMgmtForFor

1c   Elect Director Steven L. GerardMgmtForFor

1d   Elect Director Tig GilliamMgmtForFor

1e   Elect Director Sherrill W. HudsonMgmtForFor

1f   Elect Director Jonathan M. JaffeMgmtForFor

1g   Elect Director Sidney LapidusMgmtForFor

1h   Elect Director Teri P. McClureMgmtForFor

1i   Elect Director Stuart MillerMgmtForFor

1j   Elect Director Armando OliveraMgmtForFor

1k   Elect Director Jeffrey SonnenfeldMgmtForFor

1l   Elect Director Scott StowellMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

Account # 19-9526

06-16-2020METLIFE, INC.59156R108(MET)ANNUAL MEETING                                    04-23-20208500.0000

Voted By:VAS_adminVote Date :06-03-2020

1a   Elect Director Cheryl W. GriseMgmtForFor

1b   Elect Director Carlos M. GutierrezMgmtForFor

1c   Elect Director Gerald L. HassellMgmtForFor

1d   Elect Director David L. HerzogMgmtForFor

1e   Elect Director R. Glenn HubbardMgmtForFor

1f   Elect Director Edward J. Kelly, IIIMgmtForFor

1g   Elect Director William E. KennardMgmtForFor

1h   Elect Director Michel A. KhalafMgmtForFor

1i   Elect Director Catherine R. KinneyMgmtForFor

1j   Elect Director Diana L. McKenzieMgmtForFor

1k   Elect Director Denise M. MorrisonMgmtForFor

1l   Elect Director Mark A. WeinbergerMgmtForFor

2    Ratify Deloitte & Touche LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

12-04-2019MICROSOFT CORPORATION594918104(MSFT)ANNUAL MEETING                                    10-08-20195200.0000

Voted By:vas_adminVote Date :10-31-2019

1.1  Election of Director: William H. Gates IIIMgmtForFor

1.2  Election of Director: Reid G. HoffmanMgmtForFor

1.3  Election of Director: Hugh F. JohnstonMgmtForFor

1.4  Election of Director: Teri L. List-StollMgmtForFor

1.5  Election of Director: Satya NadellaMgmtForFor

1.6  Election of Director: Sandra E. PetersonMgmtForFor

1.7  Election of Director: Penny S. PritzkerMgmtForFor

1.8  Election of Director: Charles W. ScharfMgmtForFor

1.9  Election of Director: Arne M. SorensonMgmtForFor

1.10 Election of Director: John W. StantonMgmtForFor

1.11 Election of Director: John W. ThompsonMgmtForFor

1.12 Election of Director: Emma WalmsleyMgmtForFor

1.13 Election of Director: Padmasree WarriorMgmtForFor

2    Advisory vote to approve named executive officer compensationMgmtForFor

3    Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2020MgmtForFor

4    Shareholder Proposal - Report on Employee Representation on Board of DirectorsShldrAgainstFor

5    Shareholder Proposal - Report on Gender Pay GapShldrAgainstFor

Account # 19-9526

05-19-2020NASDAQ, INC.631103108(NDAQ)ANNUAL MEETING                                    03-23-20204000.0000

Voted By:VAS_adminVote Date :04-29-2020

1a   Elect Director Melissa M. ArnoldiMgmtForFor

1b   Elect Director Charlene T. BegleyMgmtForFor

1c   Elect Director Steven D. BlackMgmtForFor

1d   Elect Director Adena T. FriedmanMgmtForFor

1e   Elect Director Essa KazimMgmtForFor

1f   Elect Director Thomas A. KloetMgmtForFor

1g   Elect Director John D. RaineyMgmtForFor

1h   Elect Director Michael R. SplinterMgmtForFor

1i   Elect Director Jacob WallenbergMgmtForFor

1j   Elect Director Alfred W. ZollarMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Amend Qualified Employee Stock Purchase PlanMgmtForFor

4    Ratify Ernst & Young LLP as AuditorsMgmtForFor

5    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

05-14-2020NORFOLK SOUTHERN CORPORATION655844108(NSC)ANNUAL MEETING                                    03-06-20202100.0000

Voted By:VAS_adminVote Date :04-14-2020

1a   Elect Director Thomas D. Bell, Jr.MgmtForFor

1b   Elect Director Mitchell E. Daniels, Jr.MgmtForFor

1c   Elect Director Marcela E. DonadioMgmtForFor

1d   Elect Director John C. Huffard, Jr.MgmtForFor

1e   Elect Director Christopher T. JonesMgmtForFor

1f   Elect Director Thomas C. KelleherMgmtForFor

1g   Elect Director Steven F. LeerMgmtForFor

1h   Elect Director Michael D. LockhartMgmtForFor

1i   Elect Director Amy E. MilesMgmtForFor

1j   Elect Director Claude MongeauMgmtForFor

1k   Elect Director Jennifer F. ScanlonMgmtForFor

1l   Elect Director James A. SquiresMgmtForFor

1m   Elect Director John R. ThompsonMgmtForFor

2a   Amend Articles Re: Voting Standard for Amendment of ArticlesMgmtForFor

2b   Amend Articles Re: Simple Majority Voting Standard to Approve Merger, Share Exchange, Conversion, Sale, or Dissolution of the CorporationMgmtForFor

2c   Amend Articles Re: Simple Majority Voting Standard to Approve Re-Domestication of the Corporation and Affiliated TransactionsMgmtForFor

3    Ratify KPMG LLP as AuditorMgmtForFor

4    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

5    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

04-16-2020OWENS CORNING690742101(OC)ANNUAL MEETING                                    02-18-20207300.0000

Voted By:VAS_adminVote Date :03-27-2020

1a   Elect Director Brian D. ChambersMgmtForFor

1b   Elect Director Eduardo E. CordeiroMgmtForFor

1c   Elect Director Adrienne D. ElsnerMgmtForFor

1d   Elect Director J. Brian FergusonMgmtForFor

1e   Elect Director Ralph F. HakeMgmtForFor

1f   Elect Director Edward F. LonerganMgmtForFor

1g   Elect Director Maryann T. MannenMgmtForFor

1h   Elect Director W. Howard MorrisMgmtForFor

1I   Elect Director Suzanne P. NimocksMgmtForFor

1j   Elect Director John D. WilliamsMgmtForFor

2    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

3    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

4    Amend Qualified Employee Stock Purchase PlanMgmtForFor

Account # 19-9526

10-17-2019PAYCHEX, INC.704326107(PAYX)ANNUAL MEETING                                    08-19-20195200.0000

Voted By:vas_adminVote Date :10-10-2019

1a   Election of Director: B. Thomas GolisanoMgmtForFor

1b   Election of Director: Thomas F. BonadioMgmtForFor

1c   Election of Director: Joseph G. DoodyMgmtForFor

1d   Election of Director: David J.S. FlaschenMgmtForFor

1e   Election of Director: Pamela A. JosephMgmtForFor

1f   Election of Director: Martin MucciMgmtForFor

1g   Election of Director: Joseph M. TucciMgmtForFor

1h   Election of Director: Joseph M. VelliMgmtForFor

1i   Election of Director: Kara WilsonMgmtForFor

2    Advisory vote to approve named executive officer compensation.MgmtForFor

3    Ratification of selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm.MgmtForFor

Account # 19-9526

05-08-2020REPUBLIC SERVICES, INC.760759100(RSG)ANNUAL MEETING                                    03-11-20205900.0000

Voted By:VAS_adminVote Date :05-01-2020

1a   Elect Director Manuel KadreMgmtForFor

1b   Elect Director Tomago CollinsMgmtForFor

1c   Elect Director Thomas W. HandleyMgmtForFor

1d   Elect Director Jennifer M. KirkMgmtForFor

1e   Elect Director Michael LarsonMgmtForFor

1f   Elect Director Kim S. PegulaMgmtForFor

1g   Elect Director Donald W. SlagerMgmtForFor

1h   Elect Director James P. SneeMgmtForFor

1i   Elect Director Sandra M. VolpeMgmtForFor

1j   Elect Director Katharine B. WeymouthMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify Ernst & Young LLP as AuditorsMgmtForFor

4    Approve Omnibus Stock PlanMgmtForFor

Account # 19-9526

06-08-2020ROPER TECHNOLOGIES, INC.776696106(ROP)ANNUAL MEETING                                    04-13-20201700.0000

Voted By:VAS_adminVote Date :05-22-2020

1.1Election of Director(s) - Shellye L. Archambeau                             MgmtForFor

1.2Election of Director(s) - Amy Woods Brinkley                                MgmtForFor

1.3Election of Director(s) - John F. Fort, III                                 MgmtForFor

1.4Election of Director(s) - L. Neil Hunn                                      MgmtForFor

1.5Election of Director(s) - Robert D. Johnson                                 MgmtForFor

1.6Election of Director(s) - Robert E. Knowling, Jr.                           MgmtForFor

1.7Election of Director(s) - Wilbur J. Prezzano                                MgmtForFor

1.8Election of Director(s) - Laura G. Thatcher                                 MgmtForFor

1.9Election of Director(s) - Richard F. Wallman                                MgmtForFor

1.10Election of Director(s) - Christopher Wright                                MgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

4    Approve Non-Employee Director Compensation PlanMgmtForFor

Account # 19-9526

06-11-2020SALESFORCE.COM, INC.79466L302(CRM)ANNUAL MEETING                                    04-16-20203700.0000

Voted By:VAS_adminVote Date :05-22-2020

1a   Elect Director Marc BenioffMgmtForFor

1b   Elect Director Craig ConwayMgmtForFor

1c   Elect Director Parker HarrisMgmtForFor

1d   Elect Director Alan HassenfeldMgmtForFor

1e   Elect Director Neelie KroesMgmtForFor

1f   Elect Director Colin PowellMgmtForFor

1g   Elect Director Sanford RobertsonMgmtForFor

1h   Elect Director John V. RoosMgmtForFor

1i   Elect Director Robin WashingtonMgmtForFor

1j   Elect Director Maynard WebbMgmtForFor

1k   Elect Director Susan WojcickiMgmtForFor

2    Amend Omnibus Stock PlanMgmtForFor

3    Amend Qualified Employee Stock Purchase PlanMgmtForFor

4    Ratify Ernst & Young LLP as AuditorsMgmtForFor

5    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

6    Provide Right to Act by Written ConsentShldrAgainstFor

Account # 19-9526

04-22-2020THE COCA-COLA COMPANY191216100(KO)ANNUAL MEETING                                    02-24-20207400.0000

Voted By:VAS_adminVote Date :03-31-2020

1.1  Election of Director: Herbert A. AllenMgmtForFor

1.2  Election of Director: Marc BollandMgmtForFor

1.3  Election of Director: Ana BotinMgmtForFor

1.4  Election of Director: Christopher C. DavisMgmtForFor

1.5  Election of Director: Barry DillerMgmtForFor

1.6  Election of Director: Helene D. GayleMgmtForFor

1.7  Election of Director: Alexis M. HermanMgmtForFor

1.8  Election of Director: Robert A. KotickMgmtForFor

1.9  Election of Director: Maria Elena LagomasinoMgmtForFor

1.10 Election of Director: James QuinceyMgmtForFor

1.11 Election of Director: Caroline J. TsayMgmtForFor

1.12 Election of Director: David B. WeinbergMgmtForFor

2    Advisory vote to approve executive compensationMgmtForFor

3    Ratification of the appointment of Ernst & Young LLP as Independent AuditorsMgmtForFor

4    Shareowner proposal on sugar and public healthShldrAgainstFor

Account # 19-9526

03-18-2020THE COOPER COMPANIES, INC.216648402(COO)ANNUAL MEETING                                    01-23-20201200.0000

Voted By:vas_adminVote Date :02-18-2020

1a   Elect Director A. Thomas BenderMgmtForFor

1b   Elect Director Colleen E. JayMgmtForFor

1c   Elect Director William A. KozyMgmtForFor

1d   Elect Director Jody S. LindellMgmtForFor

1e   Elect Director Gary S. PetersmeyerMgmtForFor

1f   Elect Director Allan E. RubensteinMgmtForFor

1g   Elect Director Robert S. WeissMgmtForFor

1h   Elect Director Albert G. White, IIIMgmtForFor

2    Ratify KPMG LLP as AuditorsMgmtForFor

3    Approve Non-Employee Director Omnibus Stock PlanMgmtForFor

4    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

Account # 19-9526

08-14-2019THE J.M. SMUCKER COMPANY832696405(SJM)ANNUAL MEETING                                    06-17-20193600.0000

Voted By:vas_adminVote Date :07-09-2019

1a   Election of Director whose term of office will expire in 2020: Kathryn W. DindoMgmtForFor

1b   Election of Director whose term of office will expire in 2020: Paul J. DolanMgmtForFor

1c   Election of Director whose term of office will expire in 2020: Jay L. HendersonMgmtForFor

1d   Election of Director whose term of office will expire in 2020: Gary A. OateyMgmtForFor

1e   Election of Director whose term of office will expire in 2020: Kirk L. PerryMgmtForFor

1f   Election of Director whose term of office will expire in 2020: Sandra PianaltoMgmtForFor

1g   Election of Director whose term of office will expire in 2020: Nancy Lopez RussellMgmtForFor

1h   Election of Director whose term of office will expire in 2020: Alex ShumateMgmtForFor

1i   Election of Director whose term of office will expire in 2020: Mark T. SmuckerMgmtForFor

1j   Election of Director whose term of office will expire in 2020: Richard K. SmuckerMgmtForFor

1k   Election of Director whose term of office will expire in 2020: Timothy P. SmuckerMgmtForFor

1l   Election of Director whose term of office will expire in 2020: Dawn C. WilloughbyMgmtForFor

2    Ratification of appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the 2020 fiscal year.MgmtForFor

3    Advisory approval of the Company's executive compensation.MgmtForFor

Account # 19-9526

02-13-2020VARIAN MEDICAL SYSTEMS, INC.92220P105(VAR)ANNUAL MEETING                                    12-16-20193200.0000

Voted By:vas_adminVote Date :01-13-2020

1a   Elect Director Anat AshkenaziMgmtForFor

1b   Elect Director Jeffrey R. BalserMgmtForFor

1c   Elect Director Judy BrunerMgmtForFor

1d   Elect Director Jean-Luc ButelMgmtForFor

1e   Elect Director Regina E. DuganMgmtForFor

1f   Elect Director R. Andrew EckertMgmtForFor

1g   Elect Director Phillip G. FebboMgmtForFor

1h   Elect Director David J. IllingworthMgmtForFor

1i   Elect Director Michelle M. Le BeauMgmtForFor

1j   Elect Director Dow R. WilsonMgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Amend Qualified Employee Stock Purchase PlanMgmtForFor

4    Ratify PricewaterhouseCoopers LLP as AuditorsMgmtForFor

Account # 19-9526

01-28-2020VISA INC.92826C839(V)ANNUAL MEETING                                    11-29-20193900.0000

Voted By:vas_adminVote Date :01-03-2020

1a   Elect Director Lloyd A. CarneyMgmtForFor

1b   Elect Director Mary B. CranstonMgmtForFor

1c   Elect Director Francisco Javier Fernandez-CarbajalMgmtForFor

1d   Elect Director Alfred F. Kelly, Jr.MgmtForFor

1e   Elect Director Ramon L. LaguartaMgmtForFor

1f   Elect Director John F. LundgrenMgmtForFor

1g   Elect Director Robert W. MatschullatMgmtForFor

1h   Elect Director Denise M. MorrisonMgmtForFor

1i   Elect Director Suzanne Nora JohnsonMgmtForFor

1j   Elect Director John A. C. SwainsonMgmtForFor

1k   Elect Director Maynard G. Webb, Jr.MgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

Account # 19-9526

05-15-2020WASTE CONNECTIONS, INC.94106B101(WCN)SPECIAL MEETING                                   03-19-20209900.0000

Voted By:VAS_adminVote Date :04-23-2020

1.1Election of Director(s) - Ronald J. Mittelstaedt                            MgmtForFor

1.2Election of Director(s) - Edward E. "Ned" Guillet                           MgmtForFor

1.3Election of Director(s) - Michael W. Harlan                                 MgmtForFor

1.4Election of Director(s) - Larry S. Hughes                                   MgmtForFor

1.5Election of Director(s) - Worthing F. Jackman                               MgmtForFor

1.6Election of Director(s) - Elise L. Jordan                                   MgmtForFor

1.7Election of Director(s) - Susan "Sue" Lee                                   MgmtForFor

1.8Election of Director(s) - William J. Razzouk                                MgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Approve Grant Thornton LLP as Auditors and Authorize Board to Fix Their RemunerationMgmtForFor

4    Approve Qualified Employee Stock Purchase PlanMgmtForFor

Account # 19-9526

05-12-2020WERNER ENTERPRISES, INC.950755108(WERN)ANNUAL MEETING                                    03-23-202012500.0000

Voted By:VAS_adminVote Date :04-21-2020

1.1Election of Director(s) - Gerald H. Timmerman                               MgmtForFor

1.2Election of Director(s) - Diane K. Duren                                    MgmtForFor

2    Advisory Vote to Ratify Named Executive Officers' CompensationMgmtForFor

3    Ratify KPMG LLP as AuditorsMgmtForFor

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By: /s/ Irene Zawitkoswki

Irene Zawitkowski, Chair

Aug 5, 2020